Note 14 - Redeemable Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Note 14 - Redeemable Non-controlling Interest
Redeemable Noncontrolling Interest [Table Text Block]
Temporary equity – Redeemable non-controlling interest in subsidiary	Amount
Balance, December 31, 2023	$629
Net loss attributable to redeemable non-controlling interest	(6,839)
Transfer to Additional Paid-In Capital due to purchase of non-controlling interest	3,757
Balance, December 31, 2024	$(2,453)
Net loss attributable to redeemable non-controlling interest	(213)
Transferred to Additional Paid-in Capital	2,666
Balance, December 31, 2025	$-